CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and due from banks	$ 7,385	$ 7,061
Short-term investments	20,761	18,682
Cash and cash equivalents	28,146	25,743
Securities available for sale, at fair value (amortized cost $66,461 and $78,458)	66,562	76,954
Federal Home Loan Bank of New York ("FHLB") and Federal Reserve Bank ("FRB") stock, at cost	7,908	9,504
Loans	803,219	763,981
Allowance for credit losses	(8,749)	(8,545)
Net loans	794,470	755,436
Premises and equipment, net	12,047	10,107
Accrued interest receivable	3,143	3,170
Goodwill	1,595	1,595
Bank-owned life insurance	5,637	5,478
Other assets	8,993	8,334
Total assets	928,501	896,321
Liabilities
Demand deposits	148,536	144,302
Savings accounts	87,243	93,385
NOW and money market	382,252	336,294
Time deposits	147,202	121,927
Total deposits	765,233	695,908
FHLB borrowings, short-term	54,000	86,500
FHLB borrowings, long-term	20,000	30,000
Junior subordinated debentures	7,750	7,750
Other liabilities	10,379	9,932
Total liabilities	857,362	830,090
Commitments and contingent liabilities (Note 11)
Shareholders' equity
Common stock, $12.50 par value. Authorized 10,000,000 shares; issued 768,000 shares	9,600	9,600
Additional paid in capital	42	42
Treasury stock, at cost; 25,337 shares	(991)	(991)
Retained earnings	61,874	58,315
Accumulated other comprehensive income/(loss)	614	(735)
Total shareholders' equity	71,139	66,231
Total liabilities and shareholders' equity	$ 928,501	$ 896,321